Debt - Narrative (Details)	1 Months Ended
Aug. 31, 2019 USD ($)
Revolving Credit Facility | Margin loan facility
Debt Instrument [Line Items]
Line of credit facility, maximum borrowing capacity	$ 110,000,000
Debt instrument, term	1 year
Term Loan Facility | Margin loan facility
Debt Instrument [Line Items]
Debt instrument, term	15 months
Term Loan Facility | $150 Million Term Loan Facility
Debt Instrument [Line Items]
Line of credit facility, maximum borrowing capacity	$ 150,000,000